Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses
December 31	2014	2013

Accounts payable - Unrelated	$1,779	$5,507
Payable for assets acquired (Note 11)	-	137,314
Deferred revenue	19,883	25,558
Accrued liabilities	10,000	9,206
Total unrelated	31,662	177,585

Accounts payable - related	20,111	-
Accrued Interest - related	6,906	1,940
Total related	27,017	1,940

Total	$58,679	$179,525